Accounting Policies - Reconciliation of carrying amounts financial liabilities FVPL initial application of IFRS 9 (Detail) € in Millions	Jan. 01, 2018 EUR (€)
Financial liabilities designated as at fair value through profit and loss [member] | (To) / from Other liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	€ 0
Reclassification, financial liabilties	103
Remeasurement, financial liabilities	0
Carrying amount IFRS 9, financial liabilities	103
Financial liabilities designated as at fair value through profit and loss [member] | (To) / from Trading liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	0
Reclassification, financial liabilties	37,161
Remeasurement, financial liabilities	0
Carrying amount IFRS 9, financial liabilities	37,161
Trading Liabilities [Member] | Financial liabilities at fair value through profit or loss [member] | (To) / from Financial liabilities designated at FVPL [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	0
Reclassification, financial liabilties	(37,161)
Remeasurement, financial liabilities	0
Carrying amount IFRS 9, financial liabilities	(37,161)
Trading Liabilities [Member] | Financial liabilities at fair value through profit or loss [member] | (To) / from Other liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	0
Reclassification, financial liabilties	1,799
Remeasurement, financial liabilities	0
Carrying amount IFRS 9, financial liabilities	1,799
Non Trading Derivatives Liabilities [member] | Financial liabilities at fair value through profit or loss [member] | (To) / from Other liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	0
Reclassification, financial liabilties	103
Remeasurement, financial liabilities	0
Carrying amount IFRS 9, financial liabilities	103
Non Trading Derivatives Liabilities [member] | Financial liabilities at fair value through profit or loss [member] | (To) / from Trading liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	0
Reclassification, financial liabilties	37,161
Remeasurement, financial liabilities	0
Carrying amount IFRS 9, financial liabilities	€ 37,161